ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062

                            Direct Dial 847-402-9237
                             Facsimile 847-402-3781

Angela M. King
Assistant Counsel


                                 May 4, 2001

BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Allstate Life Insurance Company Separate Account A
         Post-Effective Amendment No. 6 to Form N-4 Registration Statement File Nos. 333-96115 and 811-09227
         CIK No.  0001078402
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Life Insurance Company Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 19, 2001.

Please direct any question or comment to me at the number above.


                                     Very truly yours,

                                     /s/ ANGELA M. KING
                                     ----------------------------
                                     Angela M. King